CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Schedule of Share Capital
	December 31, 2024	December 31, 2023
	Class ‘A’ Ordinary shares ‘000s	Class ‘A’ Ordinary shares ‘000s
In thousands of shares
In issue at January 1	165,866	164,986
Issued for a cash consideration (a)	81,628	880
Issued for non-cash consideration (b)	124,255	-

At period end	371,749	165,866

	December 31, 2024	December 31, 2023
	ADS	ADS
In thousands of ADSs
Balance at January 1	8,293	8,249
Issued for a cash consideration	4,081	44
Issued for non-cash consideration	6,213	-

At period end	18,587	8,293

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2024	December 31, 2023
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2024	December 31, 2023
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628